Interest in significant operating subsidiaries (Tables)	12 Months Ended
Jun. 30, 2022
Interest in significant operating subsidiaries
Schedule of interest in significant operating subsidiaries

	Country of		% of equity owned
Name	incorporation	Nature of activities	2022	2021
Significant operating subsidiaries
Direct
Sasol Mining Holdings (Pty) Ltd	South Africa	Holding company of the group’s mining interests	100	100
Sasol Technology (Pty) Ltd	South Africa	Engineering services, research and development and technology transfer	100	100
Sasol Financing Limited	South Africa	Management of cash resources, investments and procurement of loans (for South African operations)	100	100
Sasol Investment Company (Pty) Ltd	South Africa	Holding company for foreign investments	100	100
Sasol South Africa Limited[1]	South Africa	Integrated petrochemicals and energy company	100	100
Sasol Middle East and India (Pty) Ltd	South Africa	Develop and implement international GTL and CTL ventures	100	100
Sasol Africa (Pty) Ltd	South Africa	Exploration, development, production, marketing and distribution of natural oil and gas and associated products	100	100
Sasol Oil (Pty) Ltd	South Africa	Marketing of fuels and lubricants	75	75
Sasol New Energy Holdings (Pty) Ltd	South Africa	Developing lower-carbon energy solutions	100	100
1	Sasol Khanyisa shareholders indirectly have an 18,4% shareholding in Sasol South Africa Limited. Once the Khanyisa funding is settled, the Sasol Khanyisa ordinary shares will be exchanged for Sasol BEE Ordinary (SOLBE1) shares listed on the empowerment segment of the JSE.

	Country of		% of equity owned
Name	incorporation	Nature of activities	2022		2021
Significant operating subsidiaries
Indirect
The Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)[1]	South Africa	Owning and operating of the natural gas transmission pipeline between Temane in Mozambique and Secunda in South Africa for the transportation of natural gas produced in Mozambique to markets in Mozambique and South Africa	—	[1]	50
Sasol Financing International Limited	South Africa	Management of cash resources, investment and procurement of loans (for our foreign operations)	100		100
Sasol Germany GmbH	Germany	Production, marketing and distribution of chemical products	100		100
Sasol Italy SpA	Italy	Trading and transportation of oil products, petrochemicals and chemical products and derivatives	100		100
Sasol Mining (Pty) Ltd	South Africa	Coal mining activities	90		90
Sasol Canada Holdings Limited[2]	Canada	Exploration, development, production, marketing and distribution of natural oil and gas and associated products in Canada	—		100
Sasol Chemicals (USA) LLC	United States of America	Production, marketing and distribution of chemical products	100		100
Sasol Financing USA LLC	United States of America	Management of cash resources, investment and procurement of loans (for our North American operations)	100		100
1	Sasol sold 30% and retained 20% of our equity interest in the ROMPCO pipeline on 29 June 2022. ROMPCO is now accounted for as an associate. Refer note 21.
2	Sasol sold its investment in Sasol Canada on 29 July 2021.